Debt - Summary of Debt Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Financial Instruments [Abstract]
Borrowings at beginning of period	$ 4,940	$ 6,534	$ 5,292	$ 7,167
Cash flows
Proceeds from debt	56	77	170	230
Redemption, purchase or repayment of debt	(1,870)	(2,544)	(530)	(710)
Non-cash changes
Loss on debt redemption or purchase	(4)	(5)	0	0
Changes in foreign exchange rates	0	458	0	(164)
Finance fees, discount amortization and other	27	11	8	11
Borrowings at end of period	$ 3,149	$ 4,531	$ 4,940	$ 6,534